Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net premium income	$ 24,012	$ 28,210
Net investment income (loss)	4,532	19,367
Other revenue	10,428	10,746
Total revenue	38,972	58,323
Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	30,352	24,355
Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	(6,340)	3,855
Asia [member]
Disclosure of geographical areas [line items]
Net premium income	18,185	15,783
Net investment income (loss)	371	4,258
Other revenue	2,115	1,632
Total revenue	20,671	21,673
Asia [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	15,010	13,215
Asia [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	3,175	2,568
Canada [member]
Disclosure of geographical areas [line items]
Net premium income	9,013	4,337
Net investment income (loss)	2,933	4,642
Other revenue	2,904	3,187
Total revenue	14,850	12,166
Canada [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	8,561	3,894
Canada [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	452	443
U.S. [member]
Disclosure of geographical areas [line items]
Net premium income	(3,625)	7,624
Net investment income (loss)	1,032	10,407
Other revenue	5,395	5,911
Total revenue	2,802	23,942
U.S. [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	6,342	6,780
U.S. [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	(9,967)	844
Other [Member]
Disclosure of geographical areas [line items]
Net premium income	439	466
Net investment income (loss)	196	60
Other revenue	14	16
Total revenue	649	542
Other [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	$ 439	$ 466